Retirement Plans - Narrative (Detail)		9 Months Ended	12 Months Ended
	Oct. 02, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Pension_Plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Pension_Plan	Oct. 01, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation						$ 358,000,000
Reduction in net benefit plan asset	$ 7,000,000
Reduction in pension obligation			$ 35,000,000
Threshold for recognition in net periodic benefit costs, percentage of projected benefit obligation or fair value of plan assets			10.00%
Defined contribution plan employer matching contribution pre tax amount per employee			$ 0.50
Defined contribution plan, maximum percentage of participation pay			3.00%
Other Charges			$ 3,000,000	$ 22,000,000	$ 17,000,000
Courier Corporation
Defined Benefit Plan Disclosure [Line Items]
Multi-employer pension plan company's contributions percentage			85.00%
Number of multi-employer pension plans | Pension_Plan			2
Multi-employer pension plan withdrawal obligations
Defined Benefit Plan Disclosure [Line Items]
Other Charges			$ 5,000,000	4,000,000	18,000,000
Multiemployer Plans, Pension
Defined Benefit Plan Disclosure [Line Items]
Other Charges					$ 17,000,000
Number of multi-employer Pension plans withdrawn from | Pension_Plan					2
Multiemployer Plans, Pension | Multi-employer pension plan withdrawal obligations
Defined Benefit Plan Disclosure [Line Items]
Other Charges			3,000,000	3,000,000	$ 17,000,000
Multiemployer Plans, Pension | Multi-employer pension plan withdrawal obligations | Facility closures
Defined Benefit Plan Disclosure [Line Items]
Other Charges			$ 2,000,000	1,000,000	1,000,000
Return Seeking Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage for qualified plan			60.00%
Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage for qualified plan			40.00%
Selling, General and Administrative Expenses
Defined Benefit Plan Disclosure [Line Items]
Pension non-cash settlement expense			$ 1,000,000
Lump Sum Pension Payment Or Annuity
Defined Benefit Plan Disclosure [Line Items]
Benefits Paid			30,000,000
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans, accumulated benefit obligation			2,439,000,000	168,000,000
Non-Qualified and International Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans, accumulated benefit obligation			90,000,000	218,000,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net pension and postretirement income		$ 28,000,000		22,000,000	24,000,000
Pension plan contributions for current year			5,000,000
Pension Plan | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation			2,439,000,000	168,000,000	181,000,000
Benefits Paid			39,000,000	9,000,000
Pension plan expected required contributions in 2017			$ 0
Number of pension plans expected required contributions in 2017 | Pension_Plan			2
Pension Plan | Non-Qualified Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Pension plan expected required contributions in 2017			$ 5,000,000
Pension Plan | Non-Qualified Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Pension plan expected required contributions in 2017			7,000,000
Pension Plan | Non-Qualified and International Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation			92,000,000	220,000,000	$ 241,000,000
Benefits Paid			$ 10,000,000	$ 10,000,000